Expense Example	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Global Value Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Global Value Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Global Value Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Global Value Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Real Estate Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Real Estate Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Real Estate Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Real Estate Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy International Value Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy International Value Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy International Value Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy International Value Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Core Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Core Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Class Y Expense Example, with Redemption, 10 Years
USD ($)	686	922	1,177	1,903	322	685	1,175	2,524	93	290	504	1,120	80	249	433	966	151	468	808	1,768	114	356	617	1,363	676	900	1,142	1,834	283	604	1,051	2,292	82	273	480	1,077	73	236	413	927	132	429	748	1,650	107	338	588	1,304	671	881	1,108	1,759	278	601	1,051	2,297	77	246	430	963	68	219	382	857	127	409	712	1,574	99	309	536	1,190	676	994	1,335	2,293	283	668	1,181	2,588	82	316	568	1,292	66	294	541	1,246	132	484	860	1,915	107	411	737	1,660	694	994	1,315	2,222	302	662	1,148	2,489	101	317	551	1,224	85	295	523	1,177	152	488	848	1,861	126	404	703	1,552	687	957	1,247	2,071	295	676	1,183	2,578	94	295	514	1,142	77	257	453	1,018	145	462	802	1,763	119	376	652	1,441	687	969	1,272	2,130	295	725	1,283	2,802	94	317	558	1,249	83	299	534	1,207	145	481	841	1,855	119	404	709	1,577	675	963	1,273	2,148	282	649	1,142	2,502	81	285	505	1,141	68	270	489	1,119	131	456	803	1,783	106	374	662	1,482	661	865	1,086	1,720	267	572	1,002	2,201	65	209	366	821	57	201	358	813	116	384	671	1,491	91	299	524	1,172	675	921	1,186	1,942	282	620	1,084	2,368	81	263	461	1,033	70	251	447	1,012	131	437	764	1,691	106	350	614	1,367	679	935	1,211	1,995	286	615	1,071	2,333	85	278	487	1,091	74	267	476	1,080	135	451	789	1,745	110	373	657	1,465	692	940	1,207	1,967	318	673	1,154	2,483	102	318	552	1,225	89	278	482	1,073	161	499	860	1,878	126	393	681	1,500	685	977	1,290	2,176	292	654	1,143	2,491	91	301	529	1,182	78	286	511	1,160	142	472	825	1,822	116	390	684	1,522	685	957	1,249	2,079	292	675	1,185	2,585	91	290	506	1,129	78	275	489	1,106	142	463	808	1,781	116	377	658	1,460	679	911	1,161	1,876	286	607	1,054	2,294	85	271	474	1,058	74	235	410	917	135	521	931	2,077	110	350	609	1,349	544	799	1,075	1,859	274	612	1,076	2,362	73	236	413	927	60	219	392	893	123	405	709	1,570	98	312	544	1,210	545	755	983	1,637	275	561	972	2,119	74	237	414	928	64	204	356	797	124	400	696	1,540	99	315	550	1,222	699	1,129	1,585	2,842	307	882	1,581	3,441	106	448	814	1,843	91	423	778	1,779	157	621	1,111	2,463	131	536	966	2,163	351	552	769	1,393	255	545	961	2,123	53	193	345	787	43	163	294	677	104	355	625	1,397	79	272	481	1,085	724	1,036	1,371	2,314	352	776	1,326	2,826	123	384	665	1,466	129	403	697	1,534	177	548	944	2,052	151	468	808	1,768	528	729	946	1,571	258	569	1,007	2,223	56	207	370	845	56	200	357	812	534	728	939	1,546	261	560	984	2,167	62	200	349	784	62	204	358	807	88	285	499	1,115	706	1,045	1,407	2,423	314	2,761	113	366	638	1,415	97	335	592	1,327	164	525	910	1,991	138	441	766	1,687	675	1,037	1,423	2,501	282	715	1,275	2,801	81	353	646	1,481	66	318	589	1,363	131	536	966	2,163	106	429	775	1,751	517	743	987	1,685	247	578	1,035	2,302	45	185	337	779	34	169	317	747	96	355	635	1,432	70	277	500	1,143	690	1,008	1,348	2,305	298	780	3,031	97	333	587	1,316	82	311	560	1,271	148	501	878	1,938	122	400	699	1,549